Organization and Business Overview (Tables)	12 Months Ended
Nov. 30, 2024
Organization and Business Overview [Abstract]
Schedule of Subsidiary of Limited Liability Company

During the years ended November 30, 2024, 2023 and 2022, the Company has direct interests in the following subsidiaries:

Name	Place and date of formation	Issued ordinary share capital	Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$100	100% owned by IGL	Financial PR services

Schedule of IPO, After Deducting the Escrow Fund, Accrued and Paid Commissions and Offering Expenses	The net proceeds to the Company from the IPO, after deducting accrued and paid commissions and offering expenses, were approximately US$6,303,045 (HKD 49.04 million), the detailed breakdown is as follows:
Proceeds from Offering:	USD
Gross proceeds from the Offering ( 1,875,000 ordinary shares at $4.00 per share )	7,500,000
Total Gross Proceeds	7,500,000

Compensation and Deduction from Gross Proceeds
Underwriting discount (7% of gross proceeds)	525,000
Non-accountable expenses (1% of gross proceeds)	75,000
Reimburse expenses paid on Issuers behalf	30,000
Clearing and other related expenses	35,000
Accountable Expenses ($200,000 maximum of which $15,000 has been paid. Also includes $105,000 to Haneberg Hurlbert PLC)	185,000
Remaining Due Diligence Fee (a total of $75,000, of which $40,000 has been paid)	35,000
Legal Fees - Loeb & Loeb	200,000
NASDAQ, INC. - Professional services fee - $45,000	45,000
Nasdaq Fee $49,652	49,652
Total Deductions	1,179,652

Foreign exchange gain (loss)	(17,303)
Net Proceeds	6,303,045